UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Item 1. Report to Stockholders.

Alpha Fiduciary Quantitative Strategy Fund

SEMI-ANNUAL REPORT
January 31, 2023

TICKER AFQSX

Alpha Fiduciary Quantitative Strategy Fund (Unaudited)

Alpha Fiduciary Quantitative Strategy Fund by Sectors (as a percentage of Net Assets) January 31, 2023

* Net Cash represents cash and other assets in excess of liabilities, including futures contracts.

PERFORMANCE INFORMATION

January 31, 2023 NAV $8.71

RATE OF RETURN (%) FOR PERIODS ENDED JANUARY 31, 2023

			Since
	6 Month(A)	1 Year(A)	Inception(A)
Alpha Fiduciary Quantitative Strategy Fund	(4.81)%	(11.84)%	(4.38)%
S&P 500® Index (B)	(0.41)%	(8.22)%	9.58%

Annual Fund Operating Expense Ratio (from 11/30/2022 Prospectus): 1.77%

The Fund’s expense ratio for the six month period ended January 31, 2023, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds; and (b) the application of expense breakpoints under the Services Agreement as discussed in Note 4 in the attached financial statements.

(A) 6 Month, 1 Year and Since Inception (annualized) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Alpha Fiduciary Quantitative Strategy Fund went effective November 5, 2019 and commenced operations on December 31, 2019.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-266-3996. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2023 Semi-Annual Report 1

Expense Example (Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management and service fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on August 1, 2022, and held through January 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2022 to
	August 1, 2022	January 31, 2023	January 31, 2023

Actual	$1,000.00	$951.91	$8.36

Hypothetical	$1,000.00	$1,016.64	$8.64
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2023 Semi-Annual Report 2

Alpha Fiduciary Quantitative Strategy Fund

	Schedule of Investments
	January 31, 2023 (Unaudited)
Shares	Fair Value	% of Net Assets
EXCHANGE TRADED FUNDS
Equity
45,205 iShares Core S&P 500 ETF *	$18,457,654
Total for Exchange Traded Funds (Cost - $17,610,510)	18,457,654	83.94%
MONEY MARKET FUNDS
2,158,608 First American Government Obligations Fund	2,158,608
Class X 4.14% **
Total for Money Market Funds (Cost - $2,158,608)	2,158,608	9.82%
Total Investment Securities	20,616,262	93.76%
(Cost - $19,769,118)
Other Assets in Excess of Liabilities	1,372,882	6.24%
Net Assets	$21,989,144	100.00%

Alpha Fiduciary Quantitative Strategy Fund

		Schedule of Futures Contracts
		January 31, 2023 (Unaudited)
	Number of			Unrealized
	Contracts	Expiration	Notional	Appreciation/
Description	Purchased/(Sold)	Date	Value	(Depreciation)
Index Futures Sold Short
E-mini Standard & Poor's 500 Futures	(90)	3/17/2023	$(18,405,000)	$(501,750)
Total	(90)		$(18,405,000)	$(501,750)

* Additional Information, including current Prospectus and Annual Reports, is available at https://www.iShares.com/us/prospectus. ** The rate shown represents the 7-day yield at January 31, 2023.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 3

Alpha Fiduciary Quantitative Strategy Fund

Statement of Assets and Liabilities (Unaudited)
January 31, 2023

Assets:
Investment Securities at Fair Value	$20,616,262
(Cost - $19,769,118)
Cash	1,000
Margin Deposits for Futures Contracts	1,895,937
Dividends Receivable	9,195
Total Assets	22,522,394
Liabilities:
Unrealized Depreciation on Futures Contracts	501,750
Management Fees Payable	18,529
Service Fees Payable	12,971
Total Liabilities	533,250
Net Assets	$21,989,144

Net Assets Consist of:
Paid In Capital	$31,878,456
Accumulated Deficit	(9,889,312)
Net Assets, for 2,523,768 Shares Outstanding	$21,989,144
(Unlimited shares authorized)
Net Asset Value, Offering Price and Redemption Price Per Share
($21,989,144/2,523,768 shares)	$8.71

Statement of Operations (Unaudited)
For the six month period ended January 31, 2023

Investment Income:
Dividend Income	$197,057
Total Investment Income	197,057
Expenses:
Management Fees (Note 4)	107,464
Service Fees (Note 4)	75,224
Total Expenses	182,688

Net Investment Income/(Loss)	14,369

Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts
Net Realized Gain/(Loss) on Investments	(219,979)
Net Realized Gain/(Loss) on Futures Contracts	(2,050,248)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	25,033
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	1,143,050
Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts	(1,102,144)

Net Increase/(Decrease) in Net Assets from Operations	$(1,087,775)

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 4

Alpha Fiduciary Quantitative Strategy Fund

Statements of Changes in Net Assets	(Unaudited)
	8/1/2022	8/1/2021
	to	to
	1/31/2023	7/31/2022
From Operations:
Net Investment Income/(Loss)	$14,369	$(110,826)
Net Realized Gain/(Loss) on Investments	(219,979)	1,502,723
Net Realized Gain/(Loss) on Futures Contracts	(2,050,248)	1,517,370
Change in Net Unrealized Appreciation/(Depreciation) on Investments	25,033	(2,411,267)
Change in Net Unrealized Appreciation/(Depreciation) on Futures
Contracts	1,143,050	(1,939,980)
Increase/(Decrease) in Net Assets from Operations	(1,087,775)	(1,441,980)
From Distributions to Shareholders:	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares	1,430,153	9,400,500
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(321,093)	(2,899,572)
Net Increase/(Decrease) from Shareholder Activity	1,109,060	6,500,928
Net Increase/(Decrease) in Net Assets	21,285	5,058,948
Net Assets at Beginning of Period	21,967,859	16,908,911
Net Assets at End of Period	$21,989,144	$21,967,859
Share Transactions:
Issued	160,770	979,875
Reinvested	-	-
Redeemed	(38,456)	(303,801)
Net Increase/(Decrease) in Shares	122,314	676,074
Shares Outstanding Beginning of Period	2,401,454	1,725,380
Shares Outstanding End of Period	2,523,768	2,401,454

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	8/1/2022		8/1/2021	8/1/2020	12/31/2019*
	to		to	to	to
	1/31/2023		7/31/2022	7/31/2021	7/31/2020
Net Asset Value -
Beginning of Period	$9.15		$9.80	$6.33	$10.00
Net Investment Income/(Loss) (a) (e)	0.01		(0.06)	(0.04)	(0.06)
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	(0.45)		(0.59)	3.51	(3.61)
Total from Investment Operations	(0.44)		(0.65)	3.47	(3.67)
Distributions (From Net Investment Income)	-		-	-	-
Distributions (From Realized Capital Gains)	-		-	-	-
Total Distributions	-		-	-	-
Net Asset Value -
End of Period	$8.71		$9.15	$9.80	$6.33
Total Return (c)	(4.81)%	**	(6.63)%	54.82%	(36.70)%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$21,989		$21,968	$16,909	$10,768
Ratio of Expenses to Average Net Assets (d)	1.70%	***	1.70%	1.70%	1.65%	***
Ratio of Net Investment Income/(Loss) to Average Net Assets (d) (e)	0.13%	***	(0.59)%	(0.50)%	(1.39)%	***
Portfolio Turnover Rate	9.14%	**	67.50%	59.13%	464.61%	**

* Commencement of Investment Operations.                       ** Not Annualized.                        *** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to rec-
oncile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the
Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 5

     NOTES TO THE FINANCIAL STATEMENTS
ALPHA FIDUCIARY QUANTITATIVE STRATEGY FUND
January 31, 2023
(Unaudited)

1.) ORGANIZATION
Alpha Fiduciary Quantitative Strategy Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on June 11, 2019. The Fund went effective on November 5, 2019, but did not commence investing in line with its objectives until December 31, 2019. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of January 31, 2023, there were thirteen series authorized by the Trust. The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective using a quantitative strategy by investing primarily in a portfolio of exchange traded funds (“ETFs”) and equity index futures. The investment adviser to the Fund is Alpha Fiduciary, Inc. (the “Adviser”). Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:
The net asset value (“NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share. The Trust’s Board of Trustees (“Board”) has designated the Advisor as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

FUTURES:
The Fund may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. To the extent the Fund enters into a futures contract, it will deposit with the broker cash, cash equivalents or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked to market daily. Should the value of the futures contract decline relative to the Fund’s position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value to maintain its appropriate margin balance. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its long positions in equity securities that might otherwise result. When the Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterpar-ty to all exchange traded futures, guarantees the futures against default.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to dis-

2023 Semi-Annual Report 6

Notes to the Financial Statements (Unaudited) - continued

tribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended January 31, 2023, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Withholding taxes on foreign dividends, if any, are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

2023 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS:
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, which includes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Derivative Instruments (including futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized as Level 1 of the fair value hierarchy. Lacking a last sale price, a derivative held long is generally valued by the pricing service at its last bid price and a derivative held short is generally valued by the pricing service at its last ask price and are generally categorized as a level 2 security. If there is not a bid or ask price on the primary exchange on which the future trades, the future will be valued at fair value as determined in good faith by the valuation committee which includes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3 when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee. The following table summarizes the inputs used to value the Fund’s assets/(liabilities) measured at fair value as of January 31, 2023:

Valuation Inputs of Assets/(Liabilities)

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,457,654	$0	$0	$18,457,654
Money Market Funds	2,158,608	0	0	2,158,608
Total Investment Securities	$20,616,262	$0	$0	$20,616,262

Futures Contracts	$(501,750)	$0	$0	$(501,750)

2023 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

The Fund did not hold any Level 3 assets during the six month period ended January 31, 2023. Futures contracts include unrealized gain/(loss) on contracts open at January 31, 2023.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser receives an investment management fee equal to 1.00% of the Fund’s average daily net assets.

For the six month period ended January 31, 2023, the Adviser earned management fees totaling $107,464. At January 31, 2023, the Fund owed $18,529 to the Adviser.

Additionally, the Fund has a Services Agreement with the Adviser (the “Services Agreement”). Under the Services Agreement the Adviser receives an additional fee of 0.70% of the Fund’s average daily net assets up to $25 million, 0.35% of the Fund’s average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Adviser supervises the Fund’s business affairs. The Adviser coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to the Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and such other actions with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties under the Services Agreement.

For the six month period ended January 31, 2023, the Adviser earned services fees of $75,224. At January 31, 2023, the Fund owed the Adviser services fees of $12,971.

5.) DERIVATIVE TRANSACTIONS
The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statement of Assets and Liabilities as of January 31, 2023, was as follows:

Unrealized Appreciation/(Depreciation) on Derivatives
		Value of Unrealized
	Statement of Assets and Liabilities	Appreciation/
Type of Derivative / Risk	Location	(Depreciation)
	Unrealized Depreciation on Futures
Equity Contracts	Contracts	($501,750)

Realized and unrealized gains and losses on derivative contracts entered during the six month period ended January 31, 2023, by the Fund are recorded in the following locations in the Statement of Operations:

Unrealized
		Realized		Appreciation/
	Location	Gain/(Loss)	Location	(Depreciation)
Futures	Net Realized Gain/		Net Change in Unrealized
Contracts	(Loss) on Futures	($690,984)	Appreciation/(Depreciation)	$0
Purchased	Contracts		on Futures Contracts

Futures	Net Realized Gain/		Net Change in Unrealized
Contracts	(Loss) on Futures	($1,359,264)	Appreciation/(Depreciation)	$1,143,050
Sold	Contracts		on Futures Contracts

For the six month period ended January 31, 2023, the average monthly notional value of the futures contracts purchased long and futures contracts sold short were $0 and $17,389,743, respectively.

The table below reflects the offsetting assets and liabilities relating to futures contracts as shown on the Statement of Assets and Liabilities as of January 31, 2023:

2023 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Net Amounts
Presented in
Gross Amounts of	Gross Amounts Offset in the	the Statement		Collateral
Recognized	Statement of Assets and	of Assets and	Financial	Pledged
Assets (Liabilities)	Liabilities	Liabilities	Instruments	(Received)	Net Amount
($501,750)	$0	($501,750)	$0	$501,750*	$0

* The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

6.) RELATED PARTY TRANSACTIONS
Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions (the “Administrator”). These individuals are not paid any fees directly by the Fund for serving in such capacity. These individuals receive benefits from the Administrator resulting from administration fees paid to the Administrator by the Adviser.

The Trustees who are not interested persons of the Fund were paid $750 each, for a total of $3,000 in Trustees’ fees for the six month period ended January 31, 2023, by the Adviser.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2023, TD Ameritrade, Inc., held for the benefit of its customers, in the aggregate, 92.92% of Fund shares.

8.) INVESTMENT TRANSACTIONS
For the six month period ended January 31, 2023, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,597,351 and $1,628,779, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

9.) TAX MATTERS
For Federal income tax purposes, the cost of investment securities owned at January 31, 2023, was $19,769,118.

At January 31, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,368,188	($521,044)	$847,144

As of January 31, 2023, there were no differences between book and tax unrealized appreciation. The Fund did not pay any distributions during the six month period ended January 31, 2023, or during the fiscal year ended July 31, 2022.

10.) RISKS TO CONSIDER
Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are the imperfect correlation between the change in market value of the futures contract held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund’s use of futures contracts for the purpose of increasing the Fund’s long and/or short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price.

2023 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

Leveraging Risk. The Fund’s use of futures contracts will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be volatile. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an instrument providing leveraged exposure to the class and that instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

Risks of Exchange Traded Funds. Investment in an ETF carries security-specific risk and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Fund generally will be higher than the cost of investing directly in ETFs. Additionally, ETFs are subject to the following risks: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) temporarily stop stock trading.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. The Fund may invest a significant percentage of its assets in a single ETF, ETN and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position.

COVID-19 Risk. Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2023 Semi-Annual Report 11

ADDITIONAL INFORMATION January 31, 2023 (Unaudited)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is be available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
Alpha Fiduciary, Inc., the Fund’s investment adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.alphafiduciaryfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-888-266-3996. This information is also available on the SEC’s website at http://www.sec.gov.

3.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the six month period ended January 31, 2023, the Board reviewed the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act. The program is overseen by the Adviser, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of the Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

4.) APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on September 8, 2022 (the “Meeting”), the Board of Trustees (the “Board” and the “Trustees”) considered the renewal of the Management Agreement (the “Management Agreement”) for the Alpha Fiduciary Quantitative Strategy Fund. In approving the continuation of the Management Agreement, the Board of Trustees considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by Alpha Fiduciary to the Alpha Fiduciary Quantitative Strategy Fund; (ii) the investment performance of the Alpha Fiduciary Quantitative Strategy Fund; (iii) the cost of the services to be provided and the profits to be realized by Alpha Fiduciary from the relationship with the Alpha Fiduciary Quantitative Strategy Fund; (iv) the extent to which economies of scale will be realized as the Alpha Fiduciary Quantitative Strategy Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) Alpha Fiduciary’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at its regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board also considered the presentation made by representatives of Alpha Fiduciary at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Management Agreement, as well as information relevant to their consideration of the Management Agreement including: (i) information regarding the services and support provided to the Alpha Fiduciary Quantitative Strategy Fund and its shareholders by Alpha Fiduciary; (ii) assessments of the investment performance of the Alpha Fiduciary Quantitative Strategy Fund by Alpha Fiduciary; (iii) commentary on the reasons for the performance; (iv) presentations addressing Alpha Fiduciary’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit related information concerning the Alpha Fiduciary Quantitative Strategy Fund and Alpha Fiduciary; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Alpha Fiduciary; and (vii) a memorandum from legal counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Management Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Alpha Fiduciary, including financial information, a description of personnel and the services provided to the Alpha Fiduciary Quantitative Strategy Fund, information on investment advice, performance, summaries of Alpha Fiduciary Quantitative Strategy Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Alpha Fiduciary Quantitative Strategy Fund; (iii) the anticipated effect of size on the Alpha Fiduciary Quantitative Strategy Fund’s performance and expenses; and (iv) benefits to be realized by Alpha Fiduciary

2023 Semi-Annual Report 12

Additional Information (Unaudited) - continued

from its relationship with the Alpha Fiduciary Quantitative Strategy Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the continuation of the Management Agreement, the Trustees considered numerous factors, including:

1. Nature, Extent, and Quality of the Services Provided by Alpha Fiduciary
In considering the nature, extent, and quality of the services provided by Alpha Fiduciary, the Trustees reviewed the responsibilities of Alpha Fiduciary under the Management Agreement. The Trustees reviewed the services provided by Alpha Fiduciary including, without limitation: investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Alpha Fiduciary Quantitative Strategy Fund’s investment objective, strategies and limitations, and regulatory requirements. The Trustees reflected on their earlier discussions with representatives from Alpha Fiduciary. The Trustees considered the coordination of services for the Alpha Fiduciary Quantitative Strategy Fund among Alpha Fiduciary and the service providers and Alpha Fiduciary’s interactions with the Independent Trustees; and the efforts of Alpha Fiduciary to promote the Alpha Fiduciary Quantitative Strategy Fund and grow its assets. The Trustees noted Alpha Fiduciary’s commitment to retain qualified personnel and to maintain and enhance its resources and systems in order to serve the Alpha Fiduciary Quantitative Strategy Fund. The Trustees evaluated Alpha Fiduciary’s personnel, including the education and experience of their personnel. The Trustees discussed the professionalism of the representatives from Alpha Fiduciary and the overall quality of their presentation to the Board. After reviewing the foregoing information and further information in the materials provided by Alpha Fiduciary, the Board concluded that, considering all the facts and circumstances, the nature, extent, and quality of the services provided by Alpha Fiduciary were satisfactory and adequate for the Alpha Fiduciary Quantitative Strategy Fund.

2. Investment Performance of the Alpha Fiduciary Quantitative Strategy Fund and Alpha Fiduciary
In considering the investment performance of the Alpha Fiduciary Quantitative Strategy Fund and Alpha Fiduciary, the Trustees compared the performance of the Alpha Fiduciary Quantitative Strategy Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. As to the performance of the Alpha Fiduciary Quantitative Strategy Fund, the Trustees compared the Alpha Fiduciary Quantitative Strategy Fund’s performance to its Morningstar’s category, the U.S. Fund Tactical Allocation category (the “Category”) and to a group of funds of similar size, style and objective, derived from the Category (i.e., U.S. Fund Tactical Allocation category with assets between $5 million and $50 million, excluding index funds, hereafter referred to as the “Peer Group”). The performance data from the Category and the Peer Group covered periods ended June 30, 2022. The Trustees noted that for the 1- year period ended June 30, 2022, the Alpha Fiduciary Quantitative Strategy Fund performed moderately better than the average fund in its Category, noting that the Alpha Fiduciary Quantitative Strategy Fund’s return of -3.55% reflected better performance than the -8.49% return for the average fund in the Category and the -10.57% return for the average fund in the Peer Group, for the stated period. They compared the Alpha Fiduciary Quantitative Strategy Fund’s performance to its benchmark index, the S&P 500, for the 1-year period ended June 30, 2022, noting that the Fund’s return of -3.55% outperformed the benchmark’s return of -10.62% for that period. The Trustees reflected on the management style utilized for the Alpha Fiduciary Quantitative Strategy Fund, noting that Alpha Fiduciary’s model is designed to identify market trends and allocate the Alpha Fiduciary Quantitative Strategy Fund’s portfolio according to such trends. After reviewing and discussing the investment performance of the Alpha Fiduciary Quantitative Strategy Fund further, Alpha Fiduciary’s experience managing the Alpha Fiduciary Quantitative Strategy Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Alpha Fiduciary Quantitative Strategy Fund and Alpha Fiduciary was satisfactory.

3. Costs of the Services to be Provided and Profits to be Realized by Alpha Fiduciary
In considering the costs of the services to be provided and profits to be realized by Alpha Fiduciary from the relationship with the Alpha Fiduciary Quantitative Strategy Fund, the Trustees considered: (1) Alpha Fiduciary’s financial condition and the level of commitment to the Alpha Fiduciary Quantitative Strategy Fund by the principals of Alpha Fiduciary; (2) the expected asset level of the Alpha Fiduciary Quantitative Strategy Fund; (3) the overall expenses of the Alpha Fiduciary Quantitative Strategy Fund, which includes the fees paid to Alpha Fiduciary under the Services Agreement; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed the information provided by Alpha Fiduciary regarding its profits associated with managing the Alpha Fiduciary Quantitative Strategy Fund. The Trustees also considered the benefits for Alpha Fiduciary in managing the Alpha Fiduciary Quantitative Strategy Fund. The Trustees then compared the fees and expenses of the Alpha Fiduciary Quantitative Strategy Fund (including the

2023 Semi-Annual Report 13

Additional Information (Unaudited) - continued

management fee) to the Category and Peer Group. The Trustees reviewed the Fund’s net expense ratio and compared it to the Category and Peer Group, noting that the net expense ratio for the Alpha Fiduciary Quantitative Strategy Fund was higher than the Category and Peer Group averages. The Trustees also reviewed the management fee as compared to the Peer Group and Category averages and noted that the management fee was higher than the average management fees of the Peer Group and the Category. They noted that the management fee was within the range of management fees charged by funds within the Category and Peer Group. The Trustees also considered information that indicated funds within the Category and Peer Group that employ leverage tend to be at the higher end of the Category and Peer Group as it relates to their management fee and overall expense ratio. They noted that the Alpha Fiduciary Quantitative Strategy Fund does, at times, employ leverage through its use of futures contracts so a comparison to those funds that employ leverage is more appropriate. The Trustees considered that under the contractual arrangements with Alpha Fiduciary, it was required to pay most of the Alpha Fiduciary Quantitative Strategy Fund’s operating expenses out of its assets. The Board also compared the Alpha Fiduciary Quantitative Strategy Fund’s management fee to the management fees being paid by Alpha Fiduciary’s non-mutual fund clients, noting that the Alpha Fiduciary Quantitative Strategy Fund’s fee was lower than the first tier charged to non-mutual fund clients, but higher than the lowest tier of the breakpoint schedule charged to non-mutual fund clients. They further considered Alpha Fiduciary’s decision to make the Alpha Fiduciary Quantitative Strategy Fund’s investment strategy only available to clients through the Alpha Fiduciary Quantitative Strategy Fund due to the complexity of the strategy and, in particular, its use of futures contracts, as a result of which, there are not directly comparable non-mutual fund clients. The Board also considered Alpha Fiduciary’s profitability, noting that Alpha Fiduciary is profitable with respect to the management fee, but unprofitable with respect to the Services Agreement, but overall, the Board noted that Alpha Fiduciary was profitable with respect to its relationship with the Alpha Fiduciary Quantitative Strategy Fund. Based on the foregoing, the Board concluded that the fees paid to Alpha Fiduciary and the profits realized by Alpha Fiduciary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by Alpha Fiduciary.

4. Economies of Scale
The Trustees next considered the impact of economies of scale on the Alpha Fiduciary Quantitative Strategy Fund’s size and whether advisory fee levels will reflect those economies of scale for the benefit of the Alpha Fiduciary Quantitative Strategy Fund’s investors. In this regard, the Board considered the Alpha Fiduciary Quantitative Strategy Fund’s fee arrangements with Alpha Fiduciary. The Board noted that the management fee would remain the same at all asset levels, but under the Services Agreement the Alpha Fiduciary Quantitative Strategy Fund’s overall expenses would drop as assets increase in the Fund. They discussed the breakpoints included in the Services Agreement and its impact on shareholders. It was further noted that, under the Services Agreement, Alpha Fiduciary is obligated to pay certain of the Alpha Fiduciary Quantitative Strategy Fund’s operating expenses which had the effect of limiting the overall fees paid by the Fund. The Trustees acknowledged that Alpha Fiduciary may generate a profit from the fees earned under the Services Agreement. Following further discussion of the Alpha Fiduciary Quantitative Strategy Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangement with Alpha Fiduciary was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Alpha Fiduciary.

5. Possible Conflicts of Interest and Benefits to Alpha Fiduciary
In considering Alpha Fiduciary’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Alpha Fiduciary Quantitative Strategy Fund; the basis of decisions to buy or sell securities for the Alpha Fiduciary Quantitative Strategy Fund; and the substance and administration of Alpha Fiduciary’s respective codes of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to Alpha Fiduciary’s potential conflicts of interest. The Trustees noted that Alpha Fiduciary does not utilize soft dollars. The Trustees discussed the potential benefit of additional public exposure of Alpha Fiduciary based on marketing that is done for the Alpha Fiduciary Quantitative Strategy Fund. No other potential benefits (other than the management and service fees paid to Alpha Fiduciary) were identified by the Trustees. Based on the foregoing, the Board determined that Alpha Fiduciary’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Next, the Independent Trustees met in executive session along with Counsel to discuss the approval of the Management Agreement. The officers of the Trust and others present were excused during this discussion.

After further review and discussion, it was the Board’s determination that the best interests of the Fund’s shareholders were served by the renewal of the Management Agreement.

2023 Semi-Annual Report 14

Investment Adviser
Alpha Fiduciary, Inc.

Legal Counsel
Practus, LLP

Custodian
US Bank, N.A.

Distributor
Arbor Court Capital, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Alpha
Fiduciary Quantitative Strategy Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Alpha Fiduciary Quantitative Strategy Fund
www.alphafiduciaryfunds.com
1-888-266-3996

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/James Craft James Craft President

Date: 4/5/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/James Craft James Craft President

Date: 4/5/2023

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 4/5/2023